SUMMARY OF STOCK OPTION ACTIVITIES (Details) - ¥ / shares	12 Months Ended			36 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2019
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance	1,234,740,000	792,000,000
Weighted average exercise price, outstanding, beginning balance	¥ 107.68	¥ 40.15
Weighted average remaining contractual term (Yrs), Outstanding Beginning	5 years 9 months 7 days	7 years 29 days	6 years 4 months 2 days
Options, granted		517,740,000		1,680,000
Weighted average exercise price, options granted		¥ 206.52
Weighted average remaining contractual term (Yrs), options granted		10 years
Options, forfeited / cancelled	(132,060,000)	(75,000,000)
Weighted average exercise price, options forfeited/cancelled	¥ 183.33	¥ 76.67
Options, exercised
Weighted average exercise price, options exercised
Options outstanding, ending balance	1,102,680,000	1,234,740,000	792,000,000
Weighted average exercise price, outstanding, ending balance	¥ 98.63	¥ 107.68	¥ 40.15
Options Vested and exercisable, ending balance
Weighted average exercise price, vested and exercisable, ending balance